ADVANCED TO SUPPLIERS	12 Months Ended
Jun. 30, 2024
Advanced To Suppliers
ADVANCED TO SUPPLIERS

Note 4 — ADVANCED TO SUPPLIERS

	As of June 30,
	2024	2023
Advanced to suppliers-third parties	$8,514,694	$8,093,289
Advanced to suppliers-related parties	1,194,205	3,719,589
Total advanced to suppliers	$9,708,899	$11,812,878

For the years ended June 30, 2024 and 2023, the Company assessed its collectability and did not provide any allowance for credit losses since the Company expected the suppliers to fulfill their obligations in the short term.